Fees and Expenses	Aug. 31, 2025 USD ($)
BNY Mellon AMT-Free Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon AMT-Free Municipal Bond Fund	A		C	I	Y	Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
+ Includes interest expenses in the amount of .01% in connection with inverse floater securities.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon AMT-Free Municipal Bond Fund		A	C	I	Y	Z
Management Fees (as a percentage of Assets)		0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.00%	0.75%	0.00%	0.00%	0.00%
Component2 Other Expenses		0.25%	0.25%	0.00%	0.00%	0.10%
Component3 Other Expenses		0.09%	0.15%	0.09%	0.06%	0.09%
Other Expenses (as a percentage of Assets):		0.34%	0.40%	0.09%	0.06%	0.19%
Expenses (as a percentage of Assets)		0.69%	1.50%	0.44%	0.41%	0.54%
Fee Waiver or Reimbursement	[1]	0.00%	(0.04%)	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)		0.69%	1.46%	0.44%	0.41%	0.54%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc. has contractually agreed, until December 31, 2026 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed ..45%. On or after December 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon AMT-Free Municipal Bond Fund - USD ($)	A	C	I	Y	Z
Expense Example, with Redemption, 1 Year	$ 517	$ 249	$ 45	$ 42	$ 55
Expense Example, with Redemption, 3 Years	661	470	141	132	173
Expense Example, with Redemption, 5 Years	817	815	246	230	302
Expense Example, with Redemption, 10 Years	$ 1,270	$ 1,787	$ 555	$ 518	$ 677

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon AMT-Free Municipal Bond Fund - USD ($)	A	C	I	Y	Z
Expense Example, No Redemption, 1 Year	$ 517	$ 149	$ 45	$ 42	$ 55
Expense Example, No Redemption, 3 Years	661	470	141	132	173
Expense Example, No Redemption, 5 Years	817	815	246	230	302
Expense Example, No Redemption, 10 Years	$ 1,270	$ 1,787	$ 555	$ 518	$ 677

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.60% of the average value of its portfolio.

Portfolio Turnover, Rate	19.60%
BNY Mellon AMT-Free Municipal Bond Fund | A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
BNY Mellon High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon High Yield Municipal Bond Fund	A	C	I	Y	Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon High Yield Municipal Bond Fund	A	C	I	Y	Z
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.12%
Component2 Other Expenses	0.25%	0.25%	0.00%	0.00%	0.00%
Component3 Other Expenses	0.39%	0.43%	0.40%	0.39%	0.39%
Other Expenses (as a percentage of Assets):	0.64%	0.68%	0.40%	0.39%	0.39%
Expenses (as a percentage of Assets)	1.09%	1.88%	0.85%	0.84%	0.96%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon High Yield Municipal Bond Fund - USD ($)	A	C	I	Y	Z
Expense Example, with Redemption, 1 Year	$ 556	$ 291	$ 87	$ 86	$ 98
Expense Example, with Redemption, 3 Years	781	591	271	268	306
Expense Example, with Redemption, 5 Years	1,024	1,016	471	466	531
Expense Example, with Redemption, 10 Years	$ 1,719	$ 2,201	$ 1,049	$ 1,037	$ 1,178

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon High Yield Municipal Bond Fund - USD ($)	A	C	I	Y	Z
Expense Example, No Redemption, 1 Year	$ 556	$ 191	$ 87	$ 86	$ 98
Expense Example, No Redemption, 3 Years	781	591	271	268	306
Expense Example, No Redemption, 5 Years	1,024	1,016	471	466	531
Expense Example, No Redemption, 10 Years	$ 1,719	$ 2,201	$ 1,049	$ 1,037	$ 1,178

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.77% of the average value of its portfolio.

Portfolio Turnover, Rate	16.77%